Purchases and other expenses (Tables)	12 Months Ended
Dec. 31, 2020
Purchases and other expenses [abstract]
Schedule of external purchases

(in millions of euros)	2020	2019(1)	2018
Commercial, equipment expenses and content rights	(6,868)	(7,293)	(7,228)
o/w costs of terminals and other equipment sold	(3,575)	(4,042)	(4,123)
o/w advertising, promotional, sponsoring and rebranding costs	(736)	(823)	(850)
Service fees and inter-operator costs	(4,529)	(4,608)	(4,923)
o/w interconnexion costs	(3,186)	(3,212)	(3,335)
Other network expenses, IT expenses	(3,503)	(3,253)	(3,192)
Other external purchases	(2,791)	(2,706)	(3,220)
o/w rental expenses	(151)	(241)	(1,181)
Total	(17,691)	(17,860)	(18,563)

(1)	2019 figures have been restated of the IFRS IC decision on lease term (see Note 2.3.1).

Schedule of other operating expenses

(in millions of euros)	2020	2019	2018
Allowances and losses on trade receivables – telecom activities	(383)	(315)	(277)
Litigation	(238)	(107)	(10)
Cost of bank credit risk	(31)	(10)	(7)
Expenses from universal service	(19)	(21)	(38)
Acquisition and integration costs(1)	(18)	(17)	—
Operating foreign exchange gains (losses)	19	(4)	3
Other expenses	(119)	(124)	(176)
Total	(789)	(599)	(505)

(1)	Since January 1, 2019, acquisition and integration costs are presented in other operating expenses. In 2018, those costs were presented in restructuring costs (see Note 6.3).

Schedule of provisions for litigations

(in millions of euros)	2020	2019	2018
Provisions for litigation - in the opening balance	643	572	779
Additions with impact on income statement	119	99	35
Reversals with impact on income statement	(29)	(8)	(25)
Discounting with impact on income statement	0	—	3
Utilizations without impact on income statement (1)	(205)	(22)	(221)
Changes in consolidation scope	—	1	1
Translation adjustment	(2)	0	3
Reclassifications and other items	—	1	(3)
Provisions for litigation - in the closing balance	525	643	572
o/w non-current provisions	46	45	67
o/w current provisions	479	598	505

(1)	In 2020, mainly related to the Digicel litigation (see Note 18). In 2018, mainly related to the payment of the fine in Poland for 152 million euros.

Schedule of restructuring costs

(in millions of euros)	2020	2019	2018
Restructuring costs	(25)	(132)	(189)
Departure plans(1)	(15)	(68)	(30)
Lease property restructuring (2)	2	5	(28)
Distribution channels(3)	(5)	(26)	(11)
Other	(8)	(43)	(120)
Acquisition and integration costs (4)	—	—	(10)
Acquisition costs of investments	—	—	(10)
Total restructuring costs	(25)	(132)	(199)

(1)	Mainly voluntary departure plans of Orange Polska in 2019 (approximately 2,100 people).
(2)	Essentially related to vacant leases in France.
(3)	Essentially concerns the costs related to the end of the relationship with some distributors.
(4)	From January, 1 2019, acquisition and integration costs are presented in "Other operating expenses".

Some restructuring and integration costs are directly recorded in operating income and are not included in the following movements of provisions:

(in millions of euros)	2020	2019	2018
Restructuring provisions - in the opening balance	216	389	377
Additions with impact on income statement	12	97	162
Reversals releases with impact on income statement	(17)	(13)	(15)
Discounting with impact on income statement	4	1	—
Utilizations without impact on income statement	(95)	(124)	(143)
Translation adjustment	(3)	1	(1)
Reclassifications and other items (1)	—	(135)	9
Restructuring provisions - in the closing balance	117	216	389
o/w non-current provisions	53	96	230
o/w current provisions	64	120	159

(1)	Starting January 1, 2019, following IFRS 16 application, restructuring provisions related to leases are presented in "Impairment of right-of-use assets". Only rental charges and taxes are presented in restructuring provisions.

Schedule of broadcasting rights and equipment inventories

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Handset inventories (1)	485	534	678
Other products/services sold	75	78	41
Available broadcasting rights	93	89	73
Other supplies	223	270	242
Gross value	874	970	1,034
Depreciation	(60)	(63)	(69)
Net book value	814	906	965

(1)	Of which inventories treated as consignment with distributors amounting to 40 million euros as at December 31, 2020, 35 million euros as at December 31, 2019 and 49 million euros as at December 31, 2018.

(in millions of euros)	2020	2019	2018
Net balance of inventories in the opening balance	906	965	827
Business related variations(1)	(70)	(64)	138
Changes in the scope of consolidation	—	2	2
Translation adjustment	(8)	2	(1)
Reclassifications and other items	(14)	1	(1)
Net balance of inventories in the closing balance	814	906	965

(1)	Business related variations include depreciations on inventories.

Schedule of prepaid expenses

	December 31,	December 31,	December 31,
(in millions of euros)	2020	2019	2018
Prepaid external purchases	651	678	522
Other prepaid operating expenses	199	52	49
Total	850	730	571

(in millions of euros)	2020	2019	2018
Prepaid expenses in the opening balance	730	571	455
Business related variations	171	127	93
Changes in the scope of consolidation	0	65	6
Translation adjustment	(12)	5	0
Reclassifications and other items(1)	(40)	(38)	17
Prepaid expenses in the closing balance	850	730	571

(1)	Including the effect of the reclassification of prepaid expenses as costs to fulfill contracts (see Note 5.4).

Schedule of trade payables

(in millions of euros)	2020	2019	2018
Trade payables in the opening balance	6,682	6,736	6,527
Business related variations	(122)	(85)	189
Changes in the scope of consolidation	1	36	18
Translation adjustment	(80)	27	1
Reclassifications and other items	(6)	(32)	1
Trade payables in the closing balance	6,475	6,682	6,736
o/w trade payables from telecoms activities	6,395	6,580	6,635
o/w trade payables from Mobile Financial Services	80	102	101

Schedule of other liabilities

(in millions of euros)	December 31,	December 31,	December 31,
	2020	2019	2018
Provisions for litigations (1)	525	643	572
Cable network access fees (URI)	59	103	152
Submarine cable consortium (2)	258	168	130
Security deposits received	134	147	160
Orange Money – units in circulation (2)	823	613	497
Other	775	774	739
Total	2,574	2,448	2,250
o/w other non-current liabilities	307	353	462
o/w other current liabilities	2,267	2,095	1,788

(1)	See Note 6.2.
(2)	These liabilities are offset by the receivables of the same amount (see accounting policies in Note 5.6).

(in millions of euros)	2020	2019	2018
Other liabilities in the opening balance	2,448	2,250	2,456
Business related variations	176	190	(166)
Changes in the scope of consolidation	—	12	16
Translation adjustment	(35)	4	(2)
Reclassifications and other items	(15)	(8)	(54)
Other liabilities in the closing balance	2,574	2,448	2,250